Loans to Third Parties - Schedule of Direct Loan Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Direct loan to third parties	$ (4,960,818)	$ (16,354,331)
Direct Loan [Member]
Direct loan to third parties	4,960,818
Borrower A [Member] | Direct Loan [Member]
Direct loan to third parties	$ 3,060,818	$ 2,594,784
Annual Interest rate	14.00%	14.00%
Due date end	Mar. 26, 2018
Due date		Mar. 17, 2017
Borrower B [Member] | Direct Loan [Member]
Direct loan to third parties	$ 1,900,000
Annual Interest rate	8.00%
Due date end	Feb. 10, 2018
Borrower D [Member] | Direct Loan [Member]
Direct loan to third parties		$ 7,207,725
Annual Interest rate		16.00%
Due date start		Jun. 06, 2017
Due date end		Sep. 13, 2017
Borrower G [Member] | Direct Loan [Member]
Direct loan to third parties		$ 2,227,188
Annual Interest rate		14.00%
Due date		Sep. 24, 2017
Borrower E [Member] | Direct Loan [Member]
Direct loan to third parties		$ 4,324,634
Annual Interest rate		16.00%
Due date start		Sep. 05, 2017
Due date end		Sep. 12, 2017